Derivative financial instruments for hedging purposes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	$ 1,036	$ 5,699	$ 1,097
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	121	5,427	(960)
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	226	217	987
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	(734)	3,740	2,270
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	0	2,481	1,958
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	(11)
Gain (loss) recognized on derivatives (ineffective portion)	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	1,544	1,742	(2,160)
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	1,562	3,679	(2,966)
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	(1,461)	(564)	(124)
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	31	(169)	172
Gain (loss) recognized on derivatives (ineffective portion)	0	0
Net Investment Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	464	109	289
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Net Investment Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	464	109	289
Net Investment Hedging [Member] | Foreign Exchange Forward [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	$ 0	$ 0	$ 0